UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2010
                                               ---------

Check here if Amendment []; Amendment Number:
                                               ---------

This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Aragon Global Management, LLC
Address:   180 North Stetson Ave, Suite 5350
           Prudential Plaza
           Chicago, IL 60601


Form 13F File Number: 28-12796
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sean Stephens
Title:  Chief Financial Officer
Phone:  (312) 267-6810

Signature,  Place,  and  Date  of  Signing:

/s/ Sean Stephens                  Chicago, IL                        5/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               -------------
Form 13F Information Table Entry Total:              26
                                               -------------
Form 13F Information Table Value Total:           $20,853
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                                              (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
                                                  FORM 13F INFORMATION TABLE

  ---------------------------- ---------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
APPLE INC                    COM              037833100    1,703    7,248 SH       SOLE                 7,248      0    0
BAIDU INC                    SPON ADR REP A   056752108      725    1,214 SH       SOLE                 1,214      0    0
BANCO BRADESCO S A           SP ADR PFD NEW   059460303      614   33,306 SH       SOLE                33,306      0    0
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109      483   20,004 SH       SOLE                20,004      0    0
CAPITAL ONE FINL CORP        COM              14040H105      349    8,417 SH       SOLE                 8,417      0    0
CBS CORP NEW                 CL A             124857103      354   25,402 SH       SOLE                25,402      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102      338    6,636 SH       SOLE                 6,636      0    0
DIRECTV                      COM CL A         25490A101      834   24,656 SH       SOLE                24,656      0    0
E M C CORP MASS              COM              268648102    1,056   58,559 SH       SOLE                58,559      0    0
EQUINIX INC                  COM NEW          29444U502      976   10,026 SH       SOLE                10,026      0    0
GAFISA S A                   SPONS ADR        362607301      550   40,000 SH       SOLE                40,000      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104      730    4,278 SH       SOLE                 4,278      0    0
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106      699   31,802 SH       SOLE                31,802      0    0
J CREW GROUP INC             COM              46612H402      715   15,584 SH       SOLE                15,584      0    0
JPMORGAN CHASE & CO          COM              46625H100      213    4,770 SH       SOLE                 4,770      0    0
KOHLS CORP                   COM              500255104      334    6,094 SH       SOLE                 6,094      0    0
LAS VEGAS SANDS CORP         COM              517834107      671   31,746 SH       SOLE                31,746      0    0
LENNAR CORP                  CL A             526057104      454   26,386 SH       SOLE                26,386      0    0
LIBERTY MEDIA CORP NEW       INT COM SER A    53071M104    1,112   72,677 SH       SOLE                72,677      0    0
PRICELINE COM INC            COM NEW          741503403    1,770    6,941 SH       SOLE                 6,941      0    0
SAPIENT CORP                 COM              803062108      326   35,637 SH       SOLE                35,637      0    0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401    2,011   43,127 SH       SOLE                43,127      0    0
VIRGIN MEDIA INC             COM              92769L101      990   57,385 SH       SOLE                57,385      0    0
VISA INC                     COM CL A         92826C839    1,063   11,675 SH       SOLE                11,675      0    0
WILLIAMS SONOMA INC          COM              969904101    1,258   47,844 SH       SOLE                47,844      0    0
WYNN RESORTS LTD             COM              983134107      525    6,918 SH       SOLE                 6,918      0    0